INCOME TAX - Summary of Tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Deferred (note 19)	$ 0	$ 0	$ 0
Total tax charge/(credit) for the year	18,893	(1,864)	625
United States of America
Major Components Of Tax Expense Income [Line Items]
Current	997	511	224
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current	$ 17,896	$ (2,375)	$ 401